Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies
Impairment of non-financial assets
a)	Impairment of non-financial assets

Non-financial assets are evaluated at each reporting date by management for indicators that carrying value is impaired and may not be recoverable. An asset’s recoverable amount is the higher of (i) an assets or cash-generating unit’s (CGU) fair value less costs to sell and (ii) its value in use, determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the asset is tested as part of a larger CGU. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.  In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments to the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded entities or other available fair value indicators.

Where an impairment loss subsequently reverses for assets with a finite useful life, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or CGU in prior years.  A reversal of an impairment loss is recognised immediately in profit or loss.

Income taxes
b)	Income taxes

Tax expense comprises current and deferred tax. Tax is recognised in income except to the extent it relates to items recognised in other comprehensive income or directly in equity.

Current tax expense is based on the results for the period as adjusted for items that are not taxable or not deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period.

Deferred tax is recognised, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period, and which are expected to apply when the related deferred tax asset is realised or the deferred tax liability is settled.

3.Summary of Significant Accounting Policies - continued

b)	Income taxes - continued

Deferred tax liabilities are generally recognised for all taxable temporary differences. However, deferred tax liabilities are not recognised for taxable temporary differences arising on investments in subsidiaries where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future, or on temporary differences that arise from goodwill which is not deductible for tax purposes. Deferred tax assets are recognised to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. Deferred tax assets are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognised if the temporary differences arise from the initial recognition of goodwill, or an asset or liability in a transaction (other than in a business combination) that affects neither accounting profit nor taxable profit.

Earnings per share
c)	Earnings per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing profit or loss attributable to ordinary equity holders (numerator) by the weighted average number of ordinary shares outstanding (denominator) during the period. The denominator is calculated by adjusting the shares issued at the beginning of the period by the number of shares bought back during the period, multiplied by a time-weighting factor.

Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of dilutive options and other dilutive potential units. The effects of anti-dilutive potential units are ignored in calculating diluted EPS. All options and warrants are considered anti-dilutive when the Company is in a loss position.

Share-based payments
d)	Share-based payments

The Company has an equity-settled share purchase stock option plan. Share-based payments to employees are measured at the fair value of the instruments issued and are amortised over the vesting period, which is the period over which all of the specific vesting conditions are satisfied. For awards with graded vesting, the fair value of each tranche is recognised over its respective vesting period.

Share-based payments to non-employees are measured at the fair value of goods or services received, or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured and, are recorded at the date the goods or services are received. The offset to the recorded cost is to stock options reserve. Consideration received on the exercise of stock options is recorded as share capital and the related stock options reserve is transferred to share capital. Upon expiry of stock options, the recorded value is transferred to deficit.

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured as the difference noted before and after the modification, is also charged to profit or loss over the remaining vesting period.

Where a grant of options is cancelled and settled during the vesting period, excluding forfeitures when vesting conditions are not satisfied, the Company immediately accounts for the cancellation as an acceleration of vesting and recognises the amount that otherwise would have been recognised for services received over the remainder of the vesting period. Any payment made to the employee on the cancellation is accounted for as the repurchase of an equity interest except to the extent the payment exceeds the fair value of the equity instrument granted, measured at the repurchase date. Any such excess is recognised as an expense.

Financial instruments
e)	Financial instruments

The following table summarizes the classification and measurement of the Company’s financial instruments under IFRS 9:

Financial Instrument	Classification
Cash	Amortized cost
Investment in Aqualung Carbon Capture SA	Fair value through profit or loss
Accounts payable	Amortized cost

Financial assets

The Company classifies its financial assets into the following categories, depending on the purpose for which the asset was acquired. Management determines the classification of its financial assets at initial recognition.

Amortised cost

The Company measures financial assets at amortised cost if both of the following conditions are met: the financial asset is held with the objective to collect contractual cash flows; and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Fair value through other comprehensive income (“FVOCI”)

FVOCI assets are financial assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest.

Fair value through profit or loss (“FVTPL”)

A financial asset is measured at FVTPL unless it is measured at amortised cost or FVOCI. The Company may however make the irrevocable option to classify particular investments as FVTPL.

All financial instruments are initially recognised at fair value on the consolidated statement of financial position. Subsequent measurement of financial instruments is based on their classification. Financial assets and liabilities classified at FVTPL are measured at fair value with changes in those fair values recognised in the consolidated statement of loss and comprehensive loss for the year. Financial assets classified at amortised cost are measured at amortised cost using the effective interest method.

Derecognition of financial assets

Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred.

Financial liabilities

Management determines the classification of its financial liabilities at initial recognition.

3.	Significant Accounting Policies - continued

e)Financial instruments - continued

Amortised cost

The Company classifies all financial liabilities as subsequently measured at amortised cost using the effective interest method.  A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in earnings or loss when the asset is derecognized or impaired.

Financial liabilities are classified as current liabilities if payment is due within one year or less.  If not, they are presented as non-current liabilities.

Equity instruments
f)	Equity instruments

Equity instruments issued by the Company are recorded at the proceeds received net of direct issuance costs.

The Company uses the residual value method with respect to the measurement of common shares and share purchase warrants issued as units. The proceeds from the issue of units are allocated between common shares and share purchase warrants, by basing the fair value of the common shares on the market value on the announcement date and allocating the balance to the attached warrants, if any.

Leases
g)	Leases

At the inception of a contract, the Company determines whether the contract is or contains a lease based on the unique facts and circumstances present in the contract. Leases with a term greater than one year are recognised on the balance sheet as a right-of-use asset ("ROU") and short-term and long-term lease liabilities, as applicable. ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease.

The Company only includes an initial lease term in its assessment of a lease arrangement. The office lease liabilities and their corresponding ROU assets are recorded based on the present value of lease payments over the lease term. The lease liability is initially measured at the present value of future lease payments discounted at the interest rate implicit in the contract, or if the rate cannot be determined, the incremental borrowing rate over a similar term and with similar security for the funds necessary to obtain an asset of similar value in a similar economic environment is used. Interest on the lease liability is recognised at an amount that produces a constant periodic rate of interest on the remaining lease liability.

Intangible assets
h)	Intangible assets

Intangible assets with finite useful lives are recorded at cost less accumulated amortisation and accumulated impairment losses and are amortised on a straight-line basis over their estimated useful life. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives are carried at cost less accumulated impairment losses.

The Company’s intangible assets are amortised on a straight-line basis over its estimated useful life of 20 years.

Exploration and evaluation expenditures

3.	Significant Accounting Policies - continued
i)	Exploration and evaluation expenditures

General E&E expenditures incurred prior to acquiring the legal right to explore are charged to profit or loss as incurred. E&E expenditures incurred subsequent to acquisition of the legal right to explore, including license and property acquisition costs, geological and geophysical expenditures, costs of drilling exploratory wells and directly attributable overhead including salaries and employee benefits, are initially capitalized as E&E assets.  E&E assets are not depleted and are moved into plant and equipment when the technical feasibility and commercial viability has been established. Upon transfer to plant and equipment, E&E assets are assessed for impairment to ensure they are not carried at amounts above their estimated recoverable values.

E&E assets are assessed for impairment at the cash-generating unit level when there are indicators of impairment. The Company considers the following to be indicators of impairment:

(a)	the period for which the entity has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;
(b)	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;
(c)	exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and
(d)	sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the “E&E” asset is unlikely to be recovered in full from successful development or by sale.

Plant and equipment ("PE")
j)	Plant and equipment (“PE”)

PE is recorded at historical cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition or the construction of the asset.

Residual values and useful economic lives are reviewed at least annually and are adjusted if appropriate at each reporting date. Subsequent expenditures relating to an item of PE are capitalized when it is probable that future economic benefits from the use of the assets will be increased. All other subsequent expenditure is recognised as repairs and maintenance expenses during the period in which they are incurred. Gains and losses on disposal of PE are determined by comparing the proceeds from disposal with the carrying amount of the asset and are recognised net within other income in the consolidated statement of comprehensive loss.

The Company’s pilot plant was amortised on a straight-line basis over its estimated useful life of 2 years and leasehold improvements are amortised over the term of the lease.

Construction in progress assets are not depreciated until they are capable of operating in the manner intended by management.

Decommissioning provision

k)Decommissioning provision

The Company recognises liabilities for statutory, contractual, constructive, or legal obligations associated with the retirement of long-lived assets, when those obligations result from the acquisition, construction, development or normal operation of the assets. The net present value of management’s best estimate of future remediation costs arising from the decommissioning is capitalized to the related asset along with a corresponding increase in the decommissioning provision in the period incurred. Discount rates using a pre-tax risk-free rate that reflect the time value of money are used to calculate the net present value. The amount capitalized will be depreciated over the life of the asset.

3.	Significant Accounting Policies - continued

k)Decommissioning Provision - continued

The Company’s estimates of remediation costs could change as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of future expenditures. These changes in estimates are recorded directly to the asset with a corresponding entry to the decommissioning provision. The Company’s estimates are reviewed annually for changes in regulatory requirements, discount rates, effects of inflation and changes in estimates.

Changes in the net present value due to the passage of time are charged to profit and loss for the period as a borrowing cost with a corresponding entry to the decommissioning provision. The costs of remediation projects that were included in the provision are recorded against the provision as incurred.

Research and development expenditures
l)	Research and development expenditures

Research expenditures are expensed in the period incurred. Product development expenditures are expensed in the period incurred unless the product under development meets specific criteria related to technical, market and financial feasibility for deferral and amortisation. The Company’s policy is to amortise deferred product development expenditures over the expected future life of the product once product revenues or royalties are recorded.

Changes in accounting standards
m)	Changes in accounting standards

New IFRS pronouncements

Amendments to IAS 16 – Property, Plant and Equipment (“PP&E”) – Proceeds before Intended Use

Amendments were issued to IAS 16 to (i) prohibit an entity from deducting from the cost of an item of PP&E and proceeds received from selling items produced while the entity is preparing the asset for its intended use,  (ii) clarify that an entity is “testing whether the asset is functioning properly” when it assesses the technical and physical performance of the asset; and (iii) require certain related disclosures. The amendments were effective January 1, 2022. These amendments did not affect the Company’s consolidated financial statements.

Other Accounting standards or amendments to existing accounting standards that have been issued but have future effective dates will either not be relevant to the Company after their effective date or are not expected to have a significant impact on the Company’s consolidated financial statements.